UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004
                                                ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA           JULY   , 2004
 ----------------------------   -----------------------    -----------------
         [Signature]                 [City, State]              [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                     119
                                                  -------------------------

Form 13F Information Table Value Total:                 229,115
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]

                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 6/30/04


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

TOTALS:                            119           229,115    6,070,837


Coca-Cola Company                  191216100      16,052      317,990    317,990                                            317,990
Exxon Mobil Corporation            30231G102       9,960      224,277    224,277                                            224,277
Microsoft Corp.                    594918104       7,582      265,477    265,477                                            265,477
American Express Co                025816109       7,074      137,675    137,675                                            137,675
Johnson & Johnson                  478160104       6,705      120,376    120,376                                            120,376
T Rowe Price Group.                74144T108       5,405      107,240    107,240                                            107,240
General Electric Co                369604103       5,292      163,324    163,324                                            163,324
American Int'l Group               026874107       5,290       74,221     74,221                                             74,221
Intl Game Technology               459902102       5,229      135,460    135,460                                            135,460
Bank of America Corp               060505104       4,981       58,869     58,869                                             58,869
I Shares US Total Mkt              464287846       4,952       91,100     91,100                                             91,100
Paychex Inc.                       704326107       4,291      126,655    126,655                                            126,655
Jefferson Pilot Corp               475070108       4,230       83,270     83,270                                             83,270
Hershey Foods Corp                 427866108       4,139       89,452     89,452                                             89,452
Anheuser-Busch Co Inc              035229103       4,045       74,900     74,900                                             74,900
Merck & Co Inc                     589331107       3,980       83,779     83,779                                             83,779
ConocoPhillips                     20825C104       3,962       51,936     51,936                                             51,936
FedEx Corp                         31428X106       3,859       47,241     47,241                                             47,241
ThreeM (3M) Company                88579Y101       3,843       42,698     42,698                                             42,698
Suntrust Banks Inc                 867914103       3,748       57,677     57,677                                             57,677
Georgia Bank Fin Corp              373127109       3,620      136,598    136,598                                            136,598
Wal-Mart Stores                    931142103       3,561       67,496     67,496                                             67,496
Church & Dwight Co                 171340102       3,250       71,000     71,000                                             71,000
Mediacom Communications Corp ClA   58446K105       3,120      398,984    398,984                                            398,984
Diebold Inc                        253651103       2,963       56,040     56,040                                             56,040
BerkshireHathawayClB               084670207       2,955        1,000      1,000                                              1,000
Royal Dutch Pete                   780257804       2,899       56,108     56,108                                             56,108
St Joe Company                     790148100       2,898       73,000     73,000                                             73,000
Sunrise Assisted Living            86768K106       2,697       68,900     68,900                                             68,900
Zimmer Holdings Inc                98956P102       2,683       30,420     30,420                                             30,420
Cousins Properties Inc             222795106       2,526       76,650     76,650                                             76,650
Pfizer Inc.                        717081103       2,360       68,850     68,850                                             68,850
PepsiCo Incorporated               713448108       1,970       36,564     36,564                                             36,564
Medco Health Solutions Inc         58405U102       1,955       52,142     52,142                                             52,142
Brown Forman Corp                  115637209       1,940       40,200     40,200                                             40,200
Carnival Corp                      143658300       1,894       40,300     40,300                                             40,300
Wachovia Corp                      929903102       1,887       42,406     42,406                                             42,406
Cisco Systems                      17275R102       1,817       76,660     76,660                                             76,660
Stan&Poors Dep Recs                78462F103       1,806       15,765     15,765                                             15,765
Intuit Inc                         461202103       1,732       44,900     44,900                                             44,900
Block (H&R) Inc                    093671105       1,699       35,640     35,640                                             35,640
Walt Disney Holdings Co            254687106       1,643       64,475     64,475                                             64,475
PetroChina Co                      71646E100       1,639       35,400     35,400                                             35,400
AGL Resources Inc                  047753108       1,636       56,302     56,302                                             56,302
Duke Realty                        264411505       1,622       51,000     51,000                                             51,000
Intern'l Business Mach             459200101       1,600       18,146     18,146                                             18,146
Charles Schwab Corp                808513105       1,587      165,190    165,190                                            165,190
Forest Laboratories Inc            345838106       1,506       26,600     26,600                                             26,600
Newmont Mining Corp                651639106       1,485       38,300     38,300                                             38,300
Tribune Company                    896047107       1,475       32,400     32,400                                             32,400
Intel Corp                         458140100       1,420       51,439     51,439                                             51,439
General Dynamics Corp              369550108       1,400       14,100     14,100                                             14,100
Cintas Corp                        172909105       1,375       28,850     28,850                                             28,850
Southtrust Corp                    844730101       1,359       35,025     35,025                                             35,025
Health Care Ppty Inv Inc           421915109       1,351       56,200     56,200                                             56,200
St Paul Travelers Cos              792860108       1,335       32,930     32,930                                             32,930
G&K Services Inc                   361268105       1,280       31,860     31,860                                             31,860
Equity Rsntl Pptys Tr              29476L107       1,235       41,532     41,532                                             41,532
Thornburg Mortgage Inc             885218107       1,135       42,100     42,100                                             42,100
Gillette Co                        375766102       1,092       25,765     25,765                                             25,765
Lilly (Eli) & Co                   532457108       1,072       15,340     15,340                                             15,340
T I B Financial Corp               872449103       1,072       53,000     53,000                                             53,000
Deere & Co                         244199105       1,031       14,700     14,700                                             14,700
Kimberly Clark Corp                494368103         956       14,512     14,512                                             14,512
Procter & Gamble Co                742718109         939       17,248     17,248                                             17,248
Polaris Industries Inc             731068102         928       19,334     19,334                                             19,334
Alltel Corp.                       020039103         901       17,800     17,800                                             17,800
Johnson Controls Inc               478366107         868       16,258     16,258                                             16,258
Young Innovations Inc              987520103         846       33,300     33,300                                             33,300
Harley Davidson Inc                412822108         818       13,200     13,200                                             13,200
CitiGroup Inc                      172967101         816       17,540     17,540                                             17,540
Royal Bank Scotland prd D 9.125%   780097606         788       30,500     30,500                                             30,500
Flaherty & Crumrine Pfd Inc Fnd    33848E106         757       60,300     60,300                                             60,300
Home Depot                         437076102         737       20,938     20,938                                             20,938
BellSouth Corp                     079860102         735       28,040     28,040                                             28,040
SBC Communications                 78387G103         701       28,892     28,892                                             28,892
Clarcor Inc                        179895107         673       14,700     14,700                                             14,700
Southern Company                   842587107         646       22,162     22,162                                             22,162
Cross Timbers Royalty Tr           22757R109         615       22,250     22,250                                             22,250
Delta & Pine Land Co               247357106         588       26,786     26,786                                             26,786
Genuine Parts Co                   372460105         506       12,755     12,755                                             12,755
Macrovision                        555904101         491       19,600     19,600                                             19,600
Dover Corporation                  260003108         463       11,000     11,000                                             11,000
Regions Finl Corp I 8%             75914H208         448       17,100     17,100                                             17,100
Peabody Energy Corp                704549104         448        8,000      8,000                                              8,000
Honeywell International            438516106         425       11,600     11,600                                             11,600
_Regions Finl Corp                 758940100         408       11,168     11,168                                             11,168
Nasdaq 100 Trust Ser 1             631100104         389       10,300     10,300                                             10,300
Amgen Inc                          031162100         382        7,000      7,000                                              7,000
ChevronTexaco Corp                 721467108         351        3,728      3,728                                              3,728
Georgia Pwr Cap V 7.125            37333R308         350       13,600     13,600                                             13,600
Dominion Res Inc Va New            25746U109         328        5,200      5,200                                              5,200
Swiss Helvetia Fund Inc            870875101         325       24,946     24,946                                             24,946
Verizon Communications             92343V104         315        8,697      8,697                                              8,697
Bristol Myers Squibb Co            110122108         314       12,835     12,835                                             12,835
JM Smuckers Co                     832696405         313        6,820      6,820                                              6,820
Florida East Coast Inds            340632108         305        7,900      7,900                                              7,900
JP Morgan Chase & Co               46625H100         303        7,820      7,820                                              7,820
Barrick Gold Corp.                 02451E109         300       15,200     15,200                                             15,200
Scottish Power Plc Adr             81013T705         295       10,000     10,000                                             10,000
Abbott Labs                        002824100         271        6,640      6,640                                              6,640
Dell Inc                           24702R101         267        7,453      7,453                                              7,453
Emerson Electric Co                291011104         267        4,200      4,200                                              4,200
Schlumberger Ltd                   806857108         260        4,100      4,100                                              4,100
Fortune Brands                     349631100         258        3,425      3,425                                              3,425
Internap Network Services Corp     45885A102         247      204,412    204,412                                            204,412
Marsh & McLennan Co Inc            571748102         245        5,393      5,393                                              5,393
Morgan Stanley                     617446448         243        4,600      4,600                                              4,600
Sector Spdr Engy Select            81369Y506         239        7,600      7,600                                              7,600
Colgate-Palmolive Co               194162103         234        4,001      4,001                                              4,001
Biogen Idec Inc                    09062X103         218        3,450      3,450                                              3,450
Allstate Corp                      020002101         214        4,600      4,600                                              4,600
Caremark Rx Inc                    141705103         214        6,500      6,500                                              6,500
iShares Trust Tips                 464287176         214        2,100      2,100                                              2,100
Chicos FAS Inc                     168615102         208        4,600      4,600                                              4,600
Fidelity Southern Corp             316320100         145       10,560     10,560                                             10,560
Flag Financial Corp                33832H107         134       10,365     10,365                                             10,365
Earth Search Science Inc           270313109           2      100,000    100,000                                            100,000
Migratec Inc                       598622108           0       20,000     20,000                                             20,000

131 Other Equities,
either over $200,000 or 10,000
shares                                n/a          7,260      253,915

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